Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
OTHER INTANGIBLE ASSETS
The Company’s other intangible assets are comprised of the following (in thousands):

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Definite-lived intangible assets
Favorable contracts	$11,000	$(3,613)	$7,387	$11,000	$(2,966)	$8,034
Customer relationships	57,900	(24,594)	33,306	47,280	(16,344)	30,936
Slots gaming license	2,250	(1,125)	1,125	2,250	(1,125)	1,125
Other	4,079	(267)	3,812	4,059	(237)	3,822
	$75,229	$(29,599)	45,630	$64,589	$(20,672)	43,917
Indefinite-lived intangible assets
Slots gaming rights			70,390			45,089
Trademarks			23,397			11,297
Illinois Horseracing Equity Trust			3,307			3,307
Other			417			217
Total			$143,141			$103,827

Amortization expense for definite-lived intangible assets was approximately $11.2 million, $11.9 million and $9.9 million for the years ended December 31, 2012, 2011 and 2010, respectively, and is classified in operating expenses. The Company submitted payments of $2.3 million for each of the years ended December 31, 2012 and 2011 respectively, for annual license fees for Calder Casino. Payments are being amortized to expense over the annual license period.
Indefinite-lived intangible assets consist primarily of state gaming licenses in Mississippi and Florida, rights to participate in the Horse Racing Equity Fund and trademarks.
During the year ended December 31, 2012, the Company recorded other definite-lived intangible assets of $10.3 million and indefinite-lived intangible assets of $32.8 million related to the Riverwalk acquisition. In addition, the Company recorded other definite-lived intangible assets of $0.3 million and indefinite-lived intangible assets of $4.8 million related to the Bluff acquisition.
Future estimated amortization expense does not include additional payments of $2.3 million in 2013 and in each year thereafter for the ongoing amortization of future expected annual Florida slots gaming license fees not yet incurred or paid. Future estimated aggregate amortization expense on existing definite-lived intangible assets for each of the next five fiscal years is as follows (in thousands):

Year Ended December 31,	Estimated Amortization Expense
2013	$9,743
2014	$8,731
2015	$7,821
2016	$6,697
2017	$6,697